Cover	Mar. 07, 2023	Feb. 14, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	APPLIED DIGITAL CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-31968
Entity Tax Identification Number	95-4863690
Entity Address, Address Line One	3811 Turtle Creek Blvd.,
Entity Address, Address Line Two	Suite 2100,
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security	Common Stock
Trading Symbol	APLD
Security Exchange Name	NASDAQ
Entity Central Index Key	0001144879
Amendment Flag	false
Document Period End Date	Mar. 07, 2023